UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05554

Morgan Stanley California Tax-Free Daily Income Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York                    10036

    (Address of principal executive offices)              (Zip code)

Kevin Klingert

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 201-830-8894

Date of fiscal year end: December 31, 2013

Date of reporting period: March 28, 2013

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley California Tax-Free Daily Income Trust

Portfolio of Investments ¡ March 28, 2013 (unaudited)R

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Weekly Variable Rate Bonds (70.6%)
	Bay Area Toll Authority, CA,
$13,800	San Francisco Bay Area Toll Bridge 2007 Ser A2	0.09%	04/04/13	04/01/47	$13,800,000
1,515	San Francisco Bay Area Toll Bridge 2007 Ser B2	0.09	04/04/13	04/01/47	1,515,000
1,000	San Francisco Bay Area Toll Bridge 2009 Ser F-1 ROCs II-R Ser 11901 (c)	0.13	04/04/13	04/01/17	1,000,000
1,000	BB&T Municipal Trust, CA, California Department of Water Resources 2008 Subser AE Floater Certificates Ser 28 (c)	0.12	04/04/13	12/01/15	1,000,000
	California,
11,700	Ser 2005 A Subser A-2-1	0.12	04/04/13	05/01/40	11,700,000
10,000	Ser 2005 A Subser A-3	0.12	04/04/13	05/01/40	10,000,000
3,100	Ser 2005 B Subser B-3	0.10	04/04/13	05/01/40	3,100,000
9,300	California Educational Facilities Authority, California Institute of Technology 2006 Ser A	0.09	04/04/13	10/01/36	9,300,000
3,500	California Enterprise Development Authority, Robert Louis Stevenson School Ser 2011	0.11	04/04/13	01/01/41	3,500,000
	California Health Facilities Financing Authority,
6,725	Catholic Healthcare West Ser 2011 B	0.10	04/04/13	03/01/47	6,725,000
7,250	Scripps Health Ser 2008 D	0.12	04/04/13	10/01/31	7,250,000
2,230	Scripps Health Ser 2008 F	0.09	04/04/13	10/01/31	2,230,000
4,900	Scripps Health Ser 2010 C	0.10	04/04/13	10/01/40	4,900,000
7,050	Scripps Health Ser 2012 B	0.10	04/04/13	10/01/42	7,050,000
1,960	Sisters of Charity of Leavenworth Health System Ser 2003	0.11	04/04/13	12/01/17	1,960,000
3,400	St. Joseph Health System Ser 2011 A	0.11	04/04/13	07/01/41	3,400,000
9,000	Stanford Hospital Ser 2008 B-1	0.12	04/04/13	11/15/45	9,000,000
1,140	Sutter Health Ser 2011 B ROCs II-R Ser 11952 (c)	0.13	04/04/13	08/15/18	1,140,000
5,000	California Infrastructure & Economic Development Bank, American National Red Cross Ser 2008	0.11	04/04/13	09/01/34	5,000,000
	California Statewide Communities Development Authority,
15,700	Gas Supply Sacramento Municipal Utility District Ser 2010	0.12	04/04/13	11/01/40	15,700,000
9,700	SWEEP Loan Program Ser 2007 A	0.11	04/04/13	08/01/35	9,700,000
5,070	University of San Diego Ser 2005	0.11	04/04/13	10/01/45	5,070,000
2,665	Castaic Lake Water Agency, CA, Ser 1994 A COPs	0.10	04/04/13	08/01/20	2,665,000
5,000	Deutsche Bank SPEARS, CA, California Health Facilities Financing Authority Dignity Health Ser 2012 A SPEARS Ser DBE-1083 (c)	0.18	04/04/13	03/01/28	5,000,000
	East Bay Municipal Utility District, CA,
9,465	Water System Sub Refg Ser 2008 A-1	0.11	04/04/13	06/01/38	9,465,000
8,000	Water System Sub Refg Ser 2008 A-3	0.10	04/04/13	06/01/38	8,000,000
2,000	Water System Sub Refg Ser 2008 B-3	0.10	04/04/13	06/01/26	2,000,000
2,500	Water System Subser 2012 A Eagle #20130004 Class A (c)	0.12	04/04/13	06/01/37	2,500,000
	Eastern Municipal Water District, CA,
4,970	Water & Sewer Ser 2008 C COPs	0.10	04/04/13	07/01/20	4,970,000
2,000	Water & Sewer Ser 2008 D COPs (c)	0.10	04/04/13	07/01/23	2,000,000
5,645	Water & Sewer Ser 2008 E COPs	0.10	04/04/13	07/01/33	5,645,000
7,200	Water & Sewer Ser 2008 G COPs	0.10	04/04/13	07/01/38	7,200,000
3,140	Golden Empire Schools Financing Authority, CA, Kern High School District Ser 2012	0.57	04/04/13	05/01/13	3,140,000
4,900	Irvine Ranch Water District, CA, Cons Ser 2008 A	0.10	04/04/13	07/01/35	4,900,000

Morgan Stanley California Tax-Free Daily Income Trust

Portfolio of Investments ¡ March 28, 2013 (unaudited)R continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
$11,800	Long Beach, CA, Memorial Health Services Ser 1991	0.12%	04/04/13	10/01/16	$11,800,000
8,920	Los Angeles Community College District, CA, Ser 2009 A ROCs II-R Ser 11773 (c)	0.12	04/04/13	08/01/33	8,920,000
1,200	Los Angeles County Housing Authority, CA, Multifamily Malibu Meadows 1998 Ser B	0.10	04/04/13	04/15/28	1,200,000
	Los Angeles Department of Water & Power, CA,
5,475	Power System 2002 Ser A Subser A-3	0.09	04/04/13	07/01/35	5,475,000
2,500	Power System 2002 Ser A Subser A-6	0.09	04/04/13	07/01/35	2,500,000
3,900	Power System 2002 Ser A Subser A-7	0.09	04/04/13	07/01/35	3,900,000
4,500	Water System 2001 Ser B Subser B-1	0.10	04/04/13	07/01/35	4,500,000
8,330	Metropolitan Water District of Southern California, Water 2008 Ser A-2	0.10	04/04/13	07/01/37	8,330,000
3,105	Morgan Hill Redevelopment Agency, CA, Ojo de Agua Tax Allocation Ser 2008 A	0.11	04/04/13	09/01/33	3,105,000
8,300	Mountain View, CA, Villa Mariposa Multifamily 1985 Ser A	0.11	04/04/13	02/15/17	8,300,000
	Newport Beach, CA,
11,795	Hoag Memorial Hospital Presbyterian Ser 2008 C	0.09	04/04/13	12/01/40	11,795,000
2,460	Hoag Memorial Hospital Presbyterian Ser 2008 E	0.12	04/04/13	12/01/40	2,460,000
3,940	Orange County Housing Authority, CA, Oasis Martinique Refg 1998 Issue I	0.13	04/04/13	06/15/28	3,940,000
	Orange County, CA,
5,250	WLCO LF Partners Issue G of 1998 Ser 2	0.10	04/04/13	11/15/28	5,250,000
8,000	WLCO LF Partners Issue G of 1998 Ser 3	0.10	04/04/13	11/15/28	8,000,000
8,400	RanchoWater District Financing Authority, CA, Ser 2008 B	0.10	04/04/13	08/15/31	8,400,000
9,400	Sacramento County Housing Authority, CA, Seasons at Winter 2004 Ser C-1 (AMT)	0.15	04/04/13	08/01/34	9,400,000
4,000	Sacramento Municipal Utility District, CA, Sub Electric Ser 2012 L	0.11	04/04/13	08/15/41	4,000,000
4,000	Sacramento Transportation Authority, CA, Measure A Sales Tax Ser 2009 A	0.11	04/04/13	10/01/38	4,000,000
7,000	San Francisco Airport Commission, CA, San Francisco International Airport Second Ser 2008 37C	0.12	04/04/13	05/01/29	7,000,000
9,900	San Francisco Bay Area Rapid Transit District, CA, Ser 2007 B Eagle #20070100 Class A (c)	0.14	04/04/13	08/01/35	9,900,000
6,250	San Francisco City & County Airport Commission, CA, 2009 Second Ser 36-A	0.12	04/04/13	05/01/26	6,250,000
4,255	San Francisco City & County Finance Corporation, CA, Moscone Center Ser 2008-2	0.12	04/04/13	04/01/30	4,255,000
5,920	San Jose Financing Authority, CA, Civic Center Ser 2008 A	0.11	04/04/13	06/01/39	5,920,000
	Santa Clara Valley Transportation Authority, CA,
2,400	Measure A Sales Tax Ser 2008 A	0.10	04/04/13	04/01/36	2,400,000
12,000	Sales Tax Ser 2008 A	0.09	04/04/13	06/01/26	12,000,000
4,320	Sales Tax Ser 2008 C	0.11	04/04/13	06/01/26	4,320,000
3,000	Western Municipal Water District Facilities Authority, CA, Ser 2012 A	0.10	04/04/13	10/01/42	3,000,000

	Total Weekly Variable Rate Bonds (Cost $361,845,000)				361,845,000

		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE
	Commercial Paper (9.9%)
	California Department of Water Resources,
1,693	Ser 1	0.11%	0.11%	04/03/13	1,693,000
1,180	Ser 1	0.13	0.13	04/03/13	1,180,000

Morgan Stanley California Tax-Free Daily Income Trust

Portfolio of Investments ¡ March 28, 2013 (unaudited)R continued

		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE
	California State University Institute,
$1,400	Ser A	0.15%	0.15%	05/02/13	$1,400,000
4,000	Ser A	0.16	0.16	06/04/13	4,000,000
1,000	Ser A	0.16	0.16	06/04/13	1,000,000
	California Statewide Communities Development Authority,
10,000	Kaiser Permanente Ser 2004 E	0.19	0.19	09/17/13	10,000,000
5,000	Kaiser Permanente Ser 2004 I	0.19	0.19	09/17/13	5,000,000
10,000	Kaiser Permanente Ser 2008 C	0.19	0.19	09/05/13	10,000,000
	Sacramento Municipal Utility District, CA,
1,900	Ser K-1	0.15	0.15	06/06/13	1,900,000
2,000	Ser L-1	0.14	0.14	04/05/13	2,000,000
	San Diego County Water Authority, CA,
5,000	Ser 4	0.13	0.13	04/09/13	5,000,000
2,300	Ser 4	0.14	0.14	04/11/13	2,300,000
5,495	San Francisco County Transportation Authority, CA, 2004 Ser A	0.13	0.13	04/01/13	5,495,000

	Total Commercial Paper (Cost $50,968,000)				50,968,000

	Municipal Bonds & Notes (8.3%)
16,000	California, Ser 2012-13 A-2 RANs, dtd 08/23/12	2.50	0.43	06/20/13	16,075,048
	California Community College Financing Authority,
1,945	2012-2013 Ser A-1 TRANs, dtd 08/16/12	2.00	0.37	06/28/13	1,952,886
3,500	2012-2013 Ser A-2 TRANs, dtd 08/16/12	2.00	0.45	06/28/13	3,513,486
	California School Cash Reserve Program Authority,
1,600	2012-2013 Ser B Senior, dtd 07/02/12	2.00	0.26	06/03/13	1,605,016
750	2012-2013 Ser K, dtd 07/02/12	2.00	0.50	05/01/13	751,013
850	2012-2013 Ser M, dtd 07/02/12	2.00	0.50	06/03/13	852,291
300	2012-2013 Ser V, dtd 01/29/13	2.00	0.30	10/01/13	302,596
	Los Angeles County Schools Pooled Financing Program, CA,
750	Pooled 2012-2013 Ser A-6 TRANs, dtd 07/02/12	2.00	0.23	05/31/13	752,290
500	Pooled 2012-2013 Ser A-7 TRANs, dtd 07/02/12	2.00	0.38	06/30/13	502,055
4,000	Pooled 2012-2013 Ser B-2 TRANs, dtd 12/14/12	2.00	0.43	11/29/13	4,041,944
3,000	Pooled 2012-2013 Ser B-3 TRANs, dtd 12/14/12	2.00	0.38	11/29/13	3,032,466
1,500	Pooled 2012-2013 Ser B-4 TRANs, dtd 12/14/12	2.00	0.25	10/01/13	1,513,346
2,500	Pooled 2012-2013 Ser C-9 TRANs, dtd 02/28/13	2.00	0.45	01/31/14	2,532,605
2,000	Riverside County, CA, Teeter Obligation 2012 Ser D, dtd 10/22/12	2.00	0.25	10/16/13	2,019,215
2,000	San Diego County & School Districts, CA, Ser 2012 B-2 TRANs, dtd 07/02/12	2.00	0.30	04/30/13	2,002,973
1,000	San Diego Unified School District, CA, 2012-2013 Ser A-2 TRANs, dtd 08/15/12	2.00	0.23	06/28/13	1,004,407

	Total Municipal Bonds & Notes (Cost $42,453,637)				42,453,637

		COUPON RATE (a)	DEMAND DATE (b)
	Daily Variable Rate Bonds (7.7%)
	California Infrastructure & Economic Development Bank,
5,800	Pacific Gas & Electric 2009 Ser A	0.11%	04/01/13	11/01/26	5,800,000
5,025	Pacific Gas & Electric 2009 Ser B	0.11	04/01/13	11/01/26	5,025,000
9,400	Pacific Gas & Electric 2009 Ser C	0.10	04/01/13	12/01/16	9,400,000

Morgan Stanley California Tax-Free Daily Income Trust

Portfolio of Investments ¡ March 28, 2013 (unaudited)R continued

		COUPON RATE (a)	DEMAND DATE (b)
$4,933	Irvine Assessment District No. 00-18, CA, Improvement Bond Act 1915	0.12%	04/01/13	09/02/26	$4,933,000
1,800	Irvine Assessment District No. 94-13, CA, Improvement Bond Act 1915	0.12	04/01/13	09/02/22	1,800,000
3,718	Irvine Assessment District No. 94-15, CA, Improvement Bond Act 1915	0.12	04/01/13	09/02/20	3,718,000
7,700	Irvine Assessment District No. 97-16, CA, Improvement Bond Act 1915	0.12	04/01/13	09/02/22	7,700,000
1,250	JP Morgan Chase & Co., CA, Los Angeles Unified School District 2012-2013 Ser B TRANs PUTTERs Ser 4289 (c)	0.15	04/01/13	11/28/13	1,250,000

	Total Daily Variable Rate Bonds (Cost $39,626,000)				39,626,000

	Closed-End Investment Companies (2.1%)
4,000	Nuveen California Municipal Market Opportunity Fund, Inc., VRDP Ser 1-498 (AMT) (c)	0.23	04/04/13	03/01/40	4,000,000
2,000	Nuveen California Performance Plus Municipal Fund, Inc., VRDP Ser 1-810 (AMT) (c)	0.20	04/04/13	12/01/40	2,000,000
5,000	Nuveen California Select Quality Municipal Fund, Inc., VRDP Ser 1-1589 (AMT) (c)	0.20	04/04/13	08/01/40	5,000,000

	Total Closed-End Investment Companies (Cost $11,000,000)				11,000,000

	Put Option Bonds (2.1%)
1,400	East Bay Municipal Utility District, CA, Water System Sub Refg SIFMA Ser 2009 A-2	0.12	02/28/14	06/01/26	1,400,000
5,000	Metropolitan Water District of Southern California, Water 2009 Ser A-1	0.12	08/30/13	07/01/30	5,000,000
1,500	Metropolitan Water District of Southern California, Water 2011 Ser A-3	0.12	02/11/14	07/01/36	1,500,000
2,985	RBC Municipal Products Trust, Inc., CA, Los Angeles County Metropolitan Transportation Authority Ser 2008-A Floater Certificates Ser E-24 (c)	0.16	04/01/13	07/01/31	2,985,000

	Total Put Option Bonds (Cost $10,885,000)				10,885,000

	Total Investments (Cost $516,777,637) (d)			100.7%	516,777,637
	Liabilities in Excess of Other Assets			(0.7)	(3,712,879)

	Net Assets			100.0%	$513,064,758

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
PUTTERS	Puttable Tax-Exempt Receipts.
RANs	Revenue Anticipation Notes.
ROCs	Reset Option Certificates.
SWEEP	Statewide Easy Equipment Program.
TRANs	Tax and Revenue Anticipation Notes.
VRDP	Variable Rate Demand Preferred.
R	March 28, 2013 represents the last business day of the Fund’s quarterly period.
(a)	Rate shown is the rate in effect at March 28, 2013.
(b)	Date on which the principal amount can be recovered through demand.
(c)	144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Cost is the same for federal income tax purposes.

Morgan Stanley California Tax-Free Daily Income Trust

Notes to Portfolio of Investments ¡ March 28, 2013 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. Investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Weekly Variable Rate Bonds	$—	$361,845,000	$—	$361,845,000
Commercial Paper	—	50,968,000	—	50,968,000
Municipal Bonds & Notes	—	42,453,637	—	42,453,637
Daily Variable Rate Bonds	—	39,626,000	—	39,626,000
Closed-End Investment Companies	—	11,000,000	—	11,000,000
Put Option Bonds	—	10,885,000	—	10,885,000
Total Assets	$—	$516,777,637	$—	$516,777,637

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 28, 2013, the Fund did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Tax-Free Daily Income Trust

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

May 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

May 21, 2013

/s/ Francis Smith

Francis Smith

Principal Financial Officer

May 21, 2013